Shareholder Fees - Canterbury Portfolio Thermostat Fund	Aug. 27, 2025
Canterbury Portfolio Thermostat Fund Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Canterbury Portfolio Thermostat Fund Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]

[1]	The Fund’s Investor Shares have been approved by the Trust’s Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date.